BUSINESS COMBINATIONS - Assets acquired and Liabilities assumed (Details) - USD ($)	May 18, 2021	Feb. 12, 2020	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill			$ 17,771,031	$ 6,479,218
Bailey 44, LLC
Business Acquisition [Line Items]
Cash and cash equivalents		$ 106,913
Accounts receivable, net		37,479
Due from factor, net		(312,063)
Inventory		3,303,660
Prepaid expenses		165,856
Deposits		187,493
Property, equipment and software, net		1,215,748
Goodwill		6,479,218
Intangible assets		8,600,000
Accounts payable		(3,397,547)
Accrued expenses and other liabilities		(886,757)
Purchase price consideration		$ 15,500,000
Harper & Jones LLC
Business Acquisition [Line Items]
Cash and cash equivalents	$ 24,335
Accounts receivable, net	49,472
Inventory	77,159
Prepaid expenses	69,715
Deposits	4,415
Property, equipment and software, net	83,986
Goodwill	9,681,548
Intangible assets	3,936,030
Accounts payable	(51,927)
Accrued expenses and other liabilities	(107,957)
Deferred revenue	(269,848)
Due to related parties	(1,361)
Loan payable	(148,900)
Note Payable related party	(299,489)
Deferred Tax Liability	(1,100,120)
Purchase price consideration	$ 11,947,058